Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	4 years